Condensed Financial Information of the Company - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ (61,613)	$ (9,443)	¥ (36,948)	¥ (35,939)
Total operating expenses	(204,051)	(31,273)	(120,970)	(116,389)
Operating loss	(91,296)	(13,993)	(46,345)	(74,349)
Interest income	3,795	582	883	1,057
Net loss	(92,041)	(14,107)	(47,994)	(80,463)
Modification of Redeemable Convertible Preferred Shares			(9,986)
Accretion to redemption value of redeemable convertible preferred shares			(17,262)
Net loss attributable to ordinary shareholders	(87,619)	(13,429)	(75,793)	(79,113)
Other comprehensive income/(loss)
Foreign currency translation adjustments net of tax of nil	(9,974)	(1,529)	1,346	1,723
Total other comprehensive income/(loss), net of tax	(8,245)	(1,264)	1,346	1,723
Comprehensive loss attributable to EHang Holdings Limited	(95,864)	(14,693)	(47,199)	(77,390)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(1,144)	(175)	(1,529)	(740)
Total operating expenses	(1,144)	(175)	(1,529)	(740)
Operating loss	(1,144)	(175)	(1,529)	(740)
Interest income	463	71	135	2
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(86,938)	(13,325)	(47,151)	(78,375)
Net loss	(87,619)	(13,429)	(48,545)	(79,113)
Modification of Redeemable Convertible Preferred Shares			(9,986)
Accretion to redemption value of redeemable convertible preferred shares			(17,262)
Net loss attributable to ordinary shareholders	(87,619)	(13,429)	(75,793)	(79,113)
Other comprehensive income/(loss)
Foreign currency translation adjustments net of tax of nil	(9,974)	(1,529)	1,346	1,723
Unrealized gains on available-for-sale debt securities	1,729	265
Total other comprehensive income/(loss), net of tax	(8,245)	(1,264)	1,346	1,723
Comprehensive loss attributable to EHang Holdings Limited	¥ (95,864)	$ (14,693)	¥ (74,447)	¥ (77,390)